Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.9%
4,924	iShares 20+ Year Treasury Bond ETF	$ 798,624	2.0
8,452	iShares Core S&P 500 ETF	2,964,709	7.5
21,133	iShares Core S&P Small-Cap ETF	1,563,208	3.9
18,471	iShares Core U.S. Aggregate Bond ETF	2,186,412	5.5
10,284	iShares iBoxx Investment Grade Corporate Bond Fund	1,394,510	3.5
12,791	Vanguard Value ETF	1,376,695	3.5

	Total Exchange-Traded Funds
	(Cost $9,624,891)	10,284,158	25.9

MUTUAL FUNDS: 74.1%
	Affiliated Investment Companies: 58.1%
121,890	Voya Global Bond Fund - Class P3	1,198,176	3.0
203,284	Voya High Yield Bond Fund - Class P3	1,595,779	4.0
780,222	Voya Intermediate Bond Fund - Class P3	8,387,385	21.2
50,232	Voya Large Cap Growth Fund - Class P3	2,991,812	7.6
17,232	(1) Voya MidCap Opportunities Fund - Class P3	496,984	1.3
87,511	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,170,016	2.9
156,026	Voya Multi-Manager International Equity Fund - Class P3	1,867,630	4.7
297,540	Voya Multi-Manager International Factors Fund - Class P3	2,862,334	7.2
56,762	Voya Multi-Manager Mid Cap Value Fund - Class P3	490,422	1.2
40,267	Voya Strategic Income Opportunities Fund - Class P3	398,236	1.0
130,896	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,581,228	4.0
		23,040,002	58.1

	Unaffiliated Investment Companies: 16.0%
163,271	TIAA-CREF S&P 500 Index Fund - Class I	6,338,187	16.0

	Total Mutual Funds
	(Cost $26,723,852)	29,378,189	74.1

	Total Investments in Securities (Cost $36,348,743)	$39,662,347	100.0
	Assets in Excess of Other Liabilities	2,816	0.0
	Net Assets	$39,665,163	100.0

(1)	Non-income producing security.

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,284,158	$–	$–	$10,284,158
Mutual Funds	29,378,189	–	–	29,378,189
Total Investments, at fair value	$39,662,347	$–	$–	$39,662,347

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$985,776	$190,732	$(23,527)	$45,195	$1,198,176	$14,544	$828	$-
Voya High Yield Bond Fund - Class P3	1,318,208	243,018	(27,834)	62,387	1,595,779	22,811	4,640	-
Voya Intermediate Bond Fund - Class P3	6,868,910	1,626,230	(239,150)	131,395	8,387,385	75,270	16,807	-
Voya Large Cap Growth Fund - Class P3	2,529,773	310,395	(257,585)	409,229	2,991,812	-	47,529	-
Voya MidCap Opportunities Fund - Class P3	431,506	51,732	(36,895)	50,641	496,984	-	9,616	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	679,517	469,285	(118,800)	140,014	1,170,016	-	(448)	-
Voya Multi-Manager International Equity Fund - Class P3	1,627,481	196,583	(177,566)	221,132	1,867,630	-	19,934	-
Voya Multi-Manager International Factors Fund - Class P3	2,457,003	300,048	(216,106)	321,389	2,862,334	-	(7,091)	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	424,748	51,732	(22,810)	36,752	490,422	-	(1,690)	-
Voya Strategic Income Opportunities Fund - Class P3	1,310,804	141,950	(1,143,379)	88,861	398,236	7,911	(60,149)	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	1,336,393	317,894	(184,573)	111,514	1,581,228	3,579	2,392	-
	$19,970,119	$3,899,599	$(2,448,225)	$1,618,509	$23,040,002	$124,115	$32,368	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $36,803,131.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,350,848
Gross Unrealized Depreciation	(491,632)
Net Unrealized Appreciation	$2,859,216